Long-Term Debt - Narrative (Details) - USD ($)		12 Months Ended
	Jul. 14, 2021	Dec. 25, 2021	Apr. 16, 2021	Dec. 26, 2020	Jul. 15, 2020	Jan. 15, 2020	Jun. 30, 2014
Debt Instrument [Line Items]
Issuance of shares, amount		$ 363,301,000
Deferred financing fees		21,899,000		$ 10,862,000
Unamortized discount		5,948,000		6,532,000
Aggregate vendors and insurers letters of credit related to product purchases and insurance coverage of product liability, workers' compensation and general liability		32,908,000
Unamortized premium				14,591,000
Long-term debt, gross		945,782,000		1,549,792,000
Loss on debt restructuring, net of third party fees paid		8,070,000
Interest rate swaps
Debt Instrument [Line Items]
Loss on debt restructuring, net of third party fees paid		59,000
Ozco
Debt Instrument [Line Items]
Face amount			$ 35,000,000
Ozco Term Amendment | Ozco
Debt Instrument [Line Items]
Face amount			$ 35,000,000
Senior term loans
Debt Instrument [Line Items]
Periodic payment		$ 2,652,000
Stated rate		6.375%			6.375%	6.375%
Line of Credit Facility, Maximum Borrowing Capacity							$ 330,000,000
Senior term loans | Senior Funded Term Loan Due 2028
Debt Instrument [Line Items]
Face amount	$ 835,000,000
Unamortized discount	$ 6,380,000
Debt Instrument, Periodic Payment, Principal, Percent	0.25%
Debt Issuance Costs, Gross	$ 23,432,000
Loss on debt restructuring, net of third party fees paid		$ 20,243,000
Senior term loans | Senior Delayed Draw Term Loan Due 2028
Debt Instrument [Line Items]
Face amount	200,000,000
Long-term debt, gross		16,000,000
Revolving loans
Debt Instrument [Line Items]
Outstanding balance		93,000,000
Remaining borrowing capacity		124,092,000
Long-term debt, gross		93,000,000		72,000,000
Debt Issuance Costs, Line of Credit Arrangements, Gross	3,035,000
Loss on debt restructuring, net of third party fees paid		288,000
Revolving loans | Domestic Line of Credit
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	200,000
Revolving loans | Foreign Line of Credit
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 50,000
Junior Subordinated Debentures - Preferred
Debt Instrument [Line Items]
Face amount		$ 105,443,000
Stated rate		11.60%
Annual interest payment		$ 12,231,000
Deferral period (up to)		60 months
Long-term debt, gross				105,443,000
Loss on debt restructuring, net of third party fees paid		$ (13,603,000)
Junior Subordinated Debentures - Common
Debt Instrument [Line Items]
Long-term debt, gross				3,261,000
Senior Notes
Debt Instrument [Line Items]
Stated rate		6.375%
Long-term debt, gross				$ 330,000,000
Loss on debt restructuring, net of third party fees paid		$ 1,083,000
LIBOR | Senior term loans
Debt Instrument [Line Items]
Variable rate		4.00%
LIBOR | Senior term loans | Senior Funded Term Loan Due 2028 | Maximum
Debt Instrument [Line Items]
Variable rate	2.75%
LIBOR | Senior term loans | Senior Funded Term Loan Due 2028 | Minimum
Debt Instrument [Line Items]
Variable rate	2.50%
LIBOR | Revolving loans | Maximum
Debt Instrument [Line Items]
Variable rate	1.75%
LIBOR | Revolving loans | Minimum
Debt Instrument [Line Items]
Variable rate	1.25%
ABR | Senior term loans
Debt Instrument [Line Items]
Variable rate		3.00%
ABR | Senior term loans | Senior Funded Term Loan Due 2028 | Maximum
Debt Instrument [Line Items]
Variable rate	1.75%
ABR | Senior term loans | Senior Funded Term Loan Due 2028 | Minimum
Debt Instrument [Line Items]
Variable rate	1.50%
ABR | Revolving loans | Maximum
Debt Instrument [Line Items]
Variable rate	0.75%
ABR | Revolving loans | Minimum
Debt Instrument [Line Items]
Variable rate	0.25%
VIE, Primary Beneficiary
Debt Instrument [Line Items]
Number of preferred shares issued		4,217,724
Proceeds from Issuance of Trust Preferred Securities		$ 105,443,000